Field Label	# of Discrepancies	% of Loans
Property Type	69	20.54%
Appraised Value	17	5.06%
Occupancy	5	1.49%
Street	5	1.49%
Original Interest Rate	4	1.19%
Original Loan Amount	3	0.89%
Amortization Term	2	0.60%
City	2	0.60%
Has Modification?	2	0.60%
Original Term	2	0.60%
Zip	2	0.60%
Origination Date	1	0.30%
State	1	0.30%